Document and Entity Information	Nov. 22, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 22, 2022
Entity Registrant Name	FRAZIER LIFESCIENCES ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39765
Entity Tax Identification Number	98-1562203
Entity Address, Address Line One	Two Union Square
Entity Address, Address Line Two	601 Union St
Entity Address, Address Line Three	Suite 3200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	621-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001828326
Amendment Flag	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	FLACU
Security Exchange Name	NASDAQ
Class A Common Stock Subject To Possible Redemption [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	FLAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	FLACW
Security Exchange Name	NASDAQ